Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 10,702,026	$ 341,155	$ 11,567,645
Work in process	8,273,397	263,736	6,374,902
Raw materials	41,004,898	1,307,137	34,600,519
Supplies	4,766,263	151,937	3,544,043
Raw materials and supplies in transit	926,389	29,531	1,226,829
Inventories	$ 65,672,973	$ 2,093,496	$ 57,313,938